Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2022:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of December 31, 2021	29,676,253	0.0157	6.69	132,783

Granted	5,601,640	0.0002
Exercised	(5,622,274)	0.0039
Forfeited	(1,410,996)	0.0011

Outstanding as of December 31, 2022	28,244,623	0.0157	6.40	126,375

Exercisable as of December 31, 2022	16,636,567	0.0265	4.78	74,260

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield	Exercise price (US$)
2020	1.22%~1.48%	6 years	50.6%~54.4%	—	0.0002
2021	1.64%~1.96%	6 years	50.2%~51.8%	—	0.0002
2022	2.20%~4.86%	6 years	50.3%~57.8%	—	0.0002

Options classified as Equity Awards
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2022:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2021	4,848,671	1.6232	6.76	—

Granted	926,300	0.0001
Repurchased	(769,889)	1.0237
Forfeited	(384,066)	0.8650

Outstanding as of December 31, 2022	4,621,016	1.4607	6.58	—

Exercisable as of December 31, 2022	3,002,020	2.1096	5.20	—

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2020	1.52%~1.83%	10 years	53.8%~57.1%	—	0.002~5.0
2021	2.04%~2.04%	10 years	59.0%~59.0%	—	0.002~5.0
2022	4.40%~4.40%	10 years	56.2%~56.2%	—	0.0001